UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

CIBC Atlas Disciplined Equity Fund

Institutional Class Shares - AWEIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Disciplined Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	$35	0.71%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,596,632,974	61	$5,532,780	8%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Information Technology 30.7%
Financials 16.1%
Health Care 12.2%
Consumer Discretionary 10.6%
Communication Services 8.8%
Industrials 5.7%
Energy 3.5%
Consumer Staples 3.1%
Materials 3.0%
Real Estate 2.9%
Cash Equivalent 1.9%
Utilities 1.5%

Value	Value
Utilities	1.5%
Cash Equivalent	1.9%
Real Estate	2.9%
Materials	3.0%
Consumer Staples	3.1%
Energy	3.5%
Industrials	5.7%
Communication Services	8.8%
Consumer Discretionary	10.6%
Health Care	12.2%
Financials	16.1%
Information Technology	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.8%
Amazon.com	6.1%
NVIDIA	5.2%
Apple	5.2%
Visa, Cl A	4.0%
Alphabet, Cl A	3.5%
UnitedHealth Group	2.4%
Salesforce	2.2%
Alphabet, Cl C	2.0%
RTX	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

On December 16, 2024, the Board approved the change in the Fund’s classification under 1940 Act, as amended, from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment policy, subject to shareholder approval. At a Special Meeting of Shareholders on February 21, 2025, Fund shareholders approved the change in diversification.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWEIX-SAR-2025

The Advisors' Inner Circle Fund

CIBC Atlas Mid Cap Equity Fund

Institutional Class Shares - AWMIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Mid Cap Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	$40	0.82%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$819,308,960	75	$3,270,771	9%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Information Technology
24.0%
Industrials
19.8%
Consumer Discretionary
15.2%
Health Care
13.6%
Financials
12.1%
Consumer Staples
5.9%
Energy
3.4%
Communication Services
2.5%
Cash Equivalent
2.0%
Materials
0.9%
Real Estate
0.7%

Value	Value
Real Estate	0.7%
Materials	0.9%
Cash Equivalent	2.0%
Communication Services	2.5%
Energy	3.4%
Consumer Staples	5.9%
Financials	12.1%
Health Care	13.6%
Consumer Discretionary	15.2%
Industrials	19.8%
Information Technology	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	3.4%
Ameriprise Financial	3.2%
Cencora	3.1%
HubSpot	2.7%
AutoZone	2.7%
Sprouts Farmers Market	2.6%
Cheniere Energy	2.5%
Amphenol, Cl A	2.5%
Ross Stores	2.4%
Tradeweb Markets, Cl A	2.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWMIX-SAR-2025

The Advisors' Inner Circle Fund

CIBC Atlas Income Opportunities Fund

Institutional Class Shares - AWIIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Income Opportunities Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	$33	0.67%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$666,361,682	97	$2,069,096	12%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Financials 18.2%
Information Technology 17.8%
U.S. Treasury Obligations 11.9%
Industrials 8.3%
Health Care 6.8%
Mortgage-Backed Securities 6.5%
Consumer Discretionary 5.4%
Energy 5.2%
Cash Equivalent 3.8%
Utilities 3.1%
Materials 2.8%
Consumer Staples 2.7%
Real Estate 2.7%
Communication Services 2.1%
Exchange-Traded Fund 2.0%
Preferred Stock 0.3%
Written Options 0.0%

Value	Value
Written Options	0.0%
Preferred Stock	0.3%
Exchange-Traded Fund	2.0%
Communication Services	2.1%
Real Estate	2.7%
Consumer Staples	2.7%
Materials	2.8%
Utilities	3.1%
Cash Equivalent	3.8%
Energy	5.2%
Consumer Discretionary	5.4%
Mortgage-Backed Securities	6.5%
Health Care	6.8%
Industrials	8.3%
U.S. Treasury Obligations	11.9%
Information Technology	17.8%
Financials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.5%
Apple	4.3%
Broadcom	3.0%
U.S. Treasury Bonds, 4.13%, 8/15/2053	2.9%
U.S. Treasury Bonds, 3.88%, 5/15/2043	2.5%
U.S. Treasury Notes, 2.00%, 8/15/2025	2.4%
Visa, Cl A	2.3%
U.S. Treasury Bonds, 4.38%, 5/15/2041	2.2%
JPMorgan Chase	2.2%
Invesco Senior Loan ETF	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWIIX-SAR-2025

The Advisors' Inner Circle Fund

CIBC Atlas All Cap Growth Fund

Institutional Class Shares - AWGIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas All Cap Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	$43	0.90%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$299,031,618	41	$1,279,183	45%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Industrials
20.1%
Information Technology
19.8%
Financials
16.4%
Communication Services
12.6%
Health Care
12.5%
Consumer Discretionary
11.7%
Cash Equivalent
4.4%
Materials
1.5%
Consumer Staples
1.0%

Value	Value
Consumer Staples	1.0%
Materials	1.5%
Cash Equivalent	4.4%
Consumer Discretionary	11.7%
Health Care	12.5%
Communication Services	12.6%
Financials	16.4%
Information Technology	19.8%
Industrials	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Meta Platforms, Cl A	5.2%
Amazon.com	5.2%
Netflix	4.9%
Howmet Aerospace	4.9%
Intuitive Surgical	4.4%
TransDigm Group	3.9%
Eli Lilly	3.8%
S&P Global	3.6%
Mastercard, Cl A	3.4%
Microsoft	3.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWGIX-SAR-2025

The Advisors' Inner Circle Fund

CIBC Atlas Equity Income Fund

Institutional Class Shares - AWYIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Equity Income Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Equity Income Fund, Institutional Class Shares	$43	0.88%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$344,496,652	46	$1,418,811	17%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Health Care
22.4%
Financials
20.0%
Industrials
13.3%
Information Technology
12.5%
Real Estate
9.0%
Energy
9.0%
Utilities
4.6%
Cash Equivalent
4.6%
Consumer Discretionary
3.3%
Communication Services
1.0%

Value	Value
Communication Services	1.0%
Consumer Discretionary	3.3%
Cash Equivalent	4.6%
Utilities	4.6%
Energy	9.0%
Real Estate	9.0%
Information Technology	12.5%
Industrials	13.3%
Financials	20.0%
Health Care	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.2%
Enterprise Products Partners	4.7%
Abbott Laboratories	4.6%
Eli Lilly	4.4%
Elevance Health	3.9%
JPMorgan Chase	3.4%
CME Group, Cl A	3.4%
American Tower, Cl A	3.2%
AbbVie	2.9%
Apple	2.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWYIX-SAR-2025

The Advisors' Inner Circle Fund

CIBC Atlas International Growth Fund

Institutional Class Shares - AWWIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas International Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas International Growth Fund, Institutional Class Shares	$47	0.91%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$682,978,505	49	$2,541,284	12%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom 19.1%
Japan 12.5%
Germany 9.1%
China 7.6%
Switzerland 7.2%
Spain 5.2%
France 4.9%
United States 3.2%
India 3.2%
Canada 3.0%
Singapore 2.7%
Israel 2.6%
Other Countries 19.1%

Value	Value
Other Countries	19.1%
Israel	2.6%
Singapore	2.7%
Canada	3.0%
India	3.2%
United States	3.2%
France	4.9%
Spain	5.2%
Switzerland	7.2%
China	7.6%
Germany	9.1%
Japan	12.5%
United Kingdom	19.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Heidelberg Materials	4.0%
London Stock Exchange Group PLC	3.4%
Kawasaki Heavy Industries	3.4%
Banco Santander	3.3%
HDFC Bank ADR	3.2%
Tencent Holdings	2.9%
BAE Systems PLC	2.8%
DBS Group Holdings	2.7%
Lloyds Banking Group PLC	2.7%
Shell PLC	2.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWWIX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

CIBC Atlas Funds

Semi-Annual Financials and Other Information

APRIL 30, 2025

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

CIBC Atlas International Growth Fund

AWWIX

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments
CIBC Atlas Disciplined Equity Fund	1
CIBC Atlas Mid Cap Equity Fund	4
CIBC Atlas Income Opportunities Fund	7
CIBC Atlas All Cap Growth Fund	14
CIBC Atlas Equity Income Fund	16
CIBC Atlas International Growth Fund	19
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	27
Financial Highlights	33
Notes to Financial Statements	39
Other Information (Form N-CSRS Items 8-11)	68

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.1%	Shares	Value
COMMUNICATION SERVICES — 8.8%
Alphabet, Cl A	347,369	$55,162,197
Alphabet, Cl C	199,081	32,030,142
Meta Platforms, Cl A	45,089	24,753,861
T-Mobile US	32,385	7,997,476
Walt Disney	223,756	20,350,608
		140,294,284
CONSUMER DISCRETIONARY — 10.6%
Amazon.com *	528,833	97,527,382
Home Depot	42,644	15,372,735
McDonald's	74,030	23,663,689
O'Reilly Automotive *	7,578	10,724,386
TJX	163,520	21,041,754
		168,329,946
CONSUMER STAPLES — 3.1%
Mondelez International, Cl A	204,808	13,953,569
Monster Beverage *	331,713	19,942,586
PepsiCo	119,059	16,142,019
		50,038,174
ENERGY — 3.5%
Cheniere Energy	71,648	16,558,569
Chevron	91,208	12,409,760
Exxon Mobil	255,658	27,005,155
		55,973,484
FINANCIALS — 16.1%
BlackRock Funding	17,135	15,665,845
Blackstone, Cl A	178,779	23,546,982
CME Group, Cl A	74,682	20,692,888
Fidelity National Information Services	229,854	18,130,883
Fiserv *	141,375	26,093,584
Intercontinental Exchange	169,969	28,549,693
JPMorgan Chase	118,048	28,876,902
PNC Financial Services Group	88,761	14,263,005
S&P Global	35,652	17,827,783
Visa, Cl A	182,556	63,073,098
		256,720,663
HEALTH CARE — 12.2%
Abbott Laboratories	124,928	16,334,336
AstraZeneca PLC ADR	428,585	30,768,117

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
Danaher	123,508	$24,618,850
Elevance Health	50,135	21,085,778
IDEXX Laboratories *	20,898	9,041,520
IQVIA Holdings *	99,537	15,435,202
Stryker	40,980	15,323,242
Thermo Fisher Scientific	36,646	15,721,134
UnitedHealth Group	91,759	37,753,323
Zoetis, Cl A	56,675	8,863,970
		194,945,472
INDUSTRIALS — 5.7%
Automatic Data Processing	42,952	12,911,371
Eaton PLC	45,601	13,423,566
Otis Worldwide	123,393	11,879,044
RTX	250,065	31,540,699
Union Pacific	101,589	21,908,684
		91,663,364
INFORMATION TECHNOLOGY — 30.7%
Adobe *	58,785	22,043,199
Analog Devices	69,491	13,545,186
Apple	392,470	83,399,875
Broadcom	65,137	12,536,919
Cisco Systems	345,510	19,946,293
Microsoft	316,010	124,906,113
NVIDIA	767,408	83,586,079
QUALCOMM	171,344	25,437,730
Roper Technologies	36,327	20,346,026
Salesforce	129,982	34,927,463
TE Connectivity PLC	173,193	25,351,991
Workday, Cl A *	98,681	24,176,845
		490,203,719
MATERIALS — 3.0%
Linde PLC	50,617	22,941,143
Martin Marietta Materials	48,692	25,513,634
		48,454,777
REAL ESTATE — 2.9%
American Tower, Cl A ‡	50,562	11,397,180
CoStar Group *	116,566	8,645,700
Prologis ‡	155,409	15,882,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
REAL ESTATE (continued)
VICI Properties, Cl A ‡	328,097	$10,505,666
		46,431,346
UTILITIES — 1.5%
NextEra Energy	356,662	23,853,555

TOTAL COMMON STOCK
(Cost $747,382,999)		1,566,908,784

CASH EQUIVALENT — 1.9%
First American Government Obligations Fund, Cl X, 4.250% (A)	30,519,119	30,519,119
TOTAL CASH EQUIVALENT
(Cost $30,519,119)		30,519,119

TOTAL INVESTMENTS — 100.0%
(Cost $777,902,118)		$1,597,427,903

Percentages are based on Net Assets of $1,596,632,974.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%	Shares	Value
COMMUNICATION SERVICES — 2.5%
Live Nation Entertainment *	62,637	$8,296,271
Pinterest, Cl A *	219,107	5,547,789
Trade Desk, Cl A *	127,711	6,849,141
		20,693,201
CONSUMER DISCRETIONARY — 15.2%
AutoZone *	5,831	21,939,721
Chipotle Mexican Grill, Cl A *	206,762	10,445,616
Domino's Pizza	16,710	8,194,083
DraftKings, Cl A *	300,397	10,000,216
Floor & Decor Holdings, Cl A *	58,626	4,188,241
Marriott International, Cl A	53,672	12,805,066
Planet Fitness, Cl A *	44,759	4,233,754
Ross Stores	144,061	20,024,479
Skechers USA, Cl A *	57,926	2,781,606
Tractor Supply	289,827	14,671,043
Ulta Beauty *	17,620	6,971,177
Valvoline *	227,229	7,784,865
		124,039,867
CONSUMER STAPLES — 5.9%
Monster Beverage *	226,628	13,624,876
Sprouts Farmers Market *	124,760	21,333,960
US Foods Holding *	203,058	13,332,788
		48,291,624
ENERGY — 3.4%
Cheniere Energy	89,791	20,751,598
Diamondback Energy	56,012	7,394,144
		28,145,742
FINANCIALS — 12.1%
Ameriprise Financial	55,023	25,916,934
Ares Management, Cl A	94,831	14,464,572
Arthur J Gallagher	40,226	12,900,076
Corpay *	52,519	17,088,107
MSCI, Cl A	16,300	8,885,293
Tradeweb Markets, Cl A	143,093	19,789,762
		99,044,744
HEALTH CARE — 13.6%
Align Technology *	46,319	8,027,083
Alnylam Pharmaceuticals *	61,406	16,164,516

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE (continued)
Bio-Rad Laboratories, Cl A *	12,193	$2,976,067
Cencora	86,263	25,246,592
Dexcom *	158,295	11,299,097
GE HealthCare Technologies	48,335	3,399,401
Globus Medical, Cl A *	41,194	2,956,493
HealthEquity *	44,479	3,812,740
IDEXX Laboratories *	23,586	10,204,483
Revvity	87,334	8,159,616
Veeva Systems, Cl A *	80,447	18,799,659
		111,045,747
INDUSTRIALS — 19.8%
AMETEK	70,071	11,882,640
Cintas	46,267	9,793,799
Copart *	231,824	14,148,219
Curtiss-Wright	22,339	7,704,498
Howmet Aerospace	201,875	27,975,837
Hubbell, Cl B	32,076	11,649,362
IDEX	44,323	7,710,872
Ingersoll Rand	78,487	5,920,274
Masco	80,123	4,856,255
Oshkosh	50,670	4,244,119
Pentair PLC	54,845	4,976,087
Regal Rexnord	49,276	5,215,372
Saia *	20,221	4,933,924
TransUnion	112,411	9,325,617
Vertiv Holdings, Cl A	65,468	5,589,658
Waste Connections	79,806	15,772,060
WESCO International	33,870	5,519,455
Zurn Elkay Water Solutions	153,468	5,211,773
		162,429,821
INFORMATION TECHNOLOGY — 24.0%
Amphenol, Cl A	261,877	20,151,435
Cadence Design Systems *	58,662	17,466,024
Cloudflare, Cl A *	41,585	5,022,636
Crowdstrike Holdings, Cl A *	22,536	9,665,014
CyberArk Software *	38,826	13,672,964
Datadog, Cl A *	166,017	16,960,297
Entegris	110,608	8,751,305
Gitlab, Cl A *	50,136	2,339,847
HubSpot *	36,653	22,413,310
Keysight Technologies *	60,760	8,834,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Marvell Technology	137,825	$8,044,845
Monday.com *	57,288	16,097,355
MongoDB, Cl A *	30,397	5,233,452
Monolithic Power Systems	18,742	11,115,880
Procore Technologies *	83,631	5,359,911
Roper Technologies	21,913	12,273,033
Zscaler *	58,602	13,254,014
		196,655,826
MATERIALS — 0.9%
Amcor PLC	822,476	7,566,781

REAL ESTATE — 0.7%
CoStar Group *	78,282	5,806,176

TOTAL COMMON STOCK
(Cost $535,037,550)		803,719,529

CASH EQUIVALENT — 2.0%
First American Government Obligations Fund, Cl X, 4.250% (A)	16,537,429	16,537,429

TOTAL CASH EQUIVALENT
(Cost $16,537,429)		16,537,429

TOTAL INVESTMENTS — 100.1%
(Cost $551,574,979)		$820,256,958

Percentages are based on Net Assets of $819,308,960.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2025.

Cl — Class

PLC — Public Limited Company

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.6%	Shares	Value
COMMUNICATION SERVICES — 0.6%
Meta Platforms, Cl A	7,200	$3,952,800

CONSUMER DISCRETIONARY — 2.9%
Amazon.com *	17,300	3,190,466
Home Depot	17,300	6,236,477
McDonald's	12,200	3,899,730
Service Corp International	76,053	6,076,635
		19,403,308
CONSUMER STAPLES — 2.7%
PepsiCo	58,000	7,863,640
Procter & Gamble	63,000	10,241,910
		18,105,550
ENERGY — 2.8%
Cheniere Energy	28,829	6,662,670
Chevron	53,479	7,276,353
EQT	92,000	4,548,480
		18,487,503
FINANCIALS — 11.7%
Ares Capital	318,623	6,582,751
Ares Management, Cl A	66,000	10,066,980
Blue Owl Capital, Cl A	580,000	10,747,400
CME Group, Cl A	14,972	4,148,442
Fidelity National Information Services	64,500	5,087,760
HA Sustainable Infrastructure Capital	128,594	3,212,278
JPMorgan Chase	59,000	14,432,580
S&P Global	15,575	7,788,279
Visa, Cl A	45,100	15,582,050
		77,648,520
HEALTH CARE — 6.4%
Abbott Laboratories	63,720	8,331,390
Danaher	34,110	6,799,146
Elevance Health	17,500	7,360,150
Johnson & Johnson	41,780	6,530,632
Novartis ADR	37,912	4,302,633
UnitedHealth Group	24,200	9,956,848
		43,280,799
INDUSTRIALS — 7.1%
Automatic Data Processing	18,084	5,436,050

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
IDEX	25,331	$4,406,834
Lockheed Martin	19,374	9,255,928
Republic Services, Cl A	42,300	10,606,725
Rollins	73,250	4,184,773
Union Pacific	42,000	9,057,720
United Parcel Service, Cl B	43,459	4,141,643
		47,089,673
INFORMATION TECHNOLOGY — 16.2%
Apple	135,000	28,687,500
Broadcom	102,700	19,766,669
Cisco Systems	61,759	3,565,347
Microsoft	92,000	36,363,920
QUALCOMM	64,000	9,501,440
Taiwan Semiconductor Manufacturing ADR	40,600	6,767,614
Workday, Cl A *	14,700	3,601,500
		108,253,990
MATERIALS — 2.5%
Linde PLC	21,000	9,517,830
Martin Marietta Materials	7,100	3,720,258
Sherwin-Williams	10,631	3,751,892
		16,989,980
REAL ESTATE — 2.0%
Invitation Homes ‡	120,836	4,131,383
Prologis ‡	53,383	5,455,743
VICI Properties, Cl A ‡	107,859	3,453,645
		13,040,771
UTILITIES — 2.7%
Brookfield Infrastructure	200,581	7,509,753
NextEra Energy	152,671	10,210,636
		17,720,389
TOTAL COMMON STOCK
(Cost $211,351,325)		383,973,283

CORPORATE OBLIGATIONS — 17.5%	Face Amount
COMMUNICATION SERVICES — 1.5%
Comcast
2.937%, 11/01/56	$6,111,000	3,547,397
T-Mobile USA
3.500%, 04/15/31	5,000,000	4,645,066

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
COMMUNICATION SERVICES (continued)
Verizon Communications
2.355%, 03/15/32	$2,441,000	$2,083,549
		10,276,012
CONSUMER DISCRETIONARY — 2.5%
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,118,178
6.950%, 03/06/26	2,000,000	2,019,480
General Motors
6.800%, 10/01/27	3,500,000	3,636,819
Meritage Homes
3.875%, 04/15/29(A)	7,000,000	6,657,977
		16,432,454
ENERGY — 2.4%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,884,559
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,527,595
Energy Transfer
5.550%, 05/15/34	2,952,000	2,905,297
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,587,322
ONEOK
6.625%, 09/01/53	5,000,000	4,977,463
		15,882,236
FINANCIALS — 6.5%
Ally Financial
2.200%, 11/02/28	6,000,000	5,436,403
Ares Capital
5.875%, 03/01/29	6,000,000	6,040,728
Bank of America
6.300%, TSFR3M + 4.815%(B)(C)	5,000,000	5,004,275
Citigroup
6.250%, TSFR3M + 4.779%(B)(C)	3,000,000	3,009,011
3.875%, H15T5Y + 3.417%(B)(C)	6,500,000	6,321,623
Goldman Sachs Group MTN
6.294%, TSFR3M + 2.012%, 10/28/27(B)	3,000,000	3,048,470
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34(B)	4,000,000	3,999,991
OneMain Finance
3.500%, 01/15/27	3,000,000	2,872,141

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS (continued)
Wells Fargo
5.875%(B)(C)	$7,500,000	$7,465,393
		43,198,035
HEALTH CARE — 0.4%
AbbVie
4.250%, 11/21/49	3,500,000	2,838,542

INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,888,870
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,350,908
Quanta Services
2.900%, 10/01/30	3,750,000	3,394,518
		7,634,296
INFORMATION TECHNOLOGY — 1.6%
Apple
3.850%, 08/04/46	3,000,000	2,421,568
Broadcom
3.469%, 04/15/34(A)	2,500,000	2,196,463
Kyndryl Holdings
2.050%, 10/15/26	1,000,000	964,532
Oracle
6.150%, 11/09/29	3,000,000	3,188,114
5.550%, 02/06/53	2,000,000	1,831,778
		10,602,455
MATERIALS — 0.3%
NOVA Chemicals
5.000%, 05/01/25(A)	2,000,000	2,000,000

REAL ESTATE — 0.7%
Boston Properties
2.750%, 10/01/26‡	1,000,000	969,528
VICI Properties
5.125%, 05/15/32‡	4,000,000	3,914,644
		4,884,172

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
UTILITIES — 0.4%
Duke Energy
6.450%, H15T5Y + 2.588%, 09/01/54(B)	$3,000,000	$3,006,306

TOTAL CORPORATE OBLIGATIONS
(Cost $124,062,588)		116,754,508

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
4.375%, 05/15/41	15,000,000	14,662,500
4.125%, 08/15/53	21,500,000	19,486,055
3.875%, 05/15/43	18,500,000	16,702,754
		50,851,309
U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	12,935,800	12,771,929

U.S. Treasury Notes
2.000%, 08/15/25	16,000,000	15,890,937

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $78,994,416)		79,514,175

MORTGAGE-BACKED SECURITIES — 6.5%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.5%
FHLMC
6.000%, 09/01/53	10,434,629	10,608,707
5.000%, 03/01/38	6,707,983	6,752,775
1.500%, 06/01/31	4,747,432	4,463,526
FNMA
6.000%, 01/01/53	4,012,728	4,080,179
6.000%, 07/01/53	6,371,140	6,551,343
4.500%, 07/01/52	10,987,024	10,520,668

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,010,218)		42,977,198

EXCHANGE-TRADED FUND — 2.0%	Shares
Invesco Senior Loan ETF	657,000	13,613,040

TOTAL EXCHANGE-TRADED FUND
(Cost $13,803,663)		13,613,040

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2025 (Unaudited)

PREFERRED STOCK — 0.3%	Shares	Value
FINANCIALS — 0.3%
Wells Fargo, 7.500% (C)	1,700	$1,975,400

TOTAL PREFERRED STOCK
(Cost $2,066,538)		1,975,400

CASH EQUIVALENT — 3.8%
First American Government Obligations Fund, Cl X, 4.250% (D)	25,156,599	25,156,599

TOTAL CASH EQUIVALENT
(Cost $25,156,599)		25,156,599

TOTAL INVESTMENTS — 99.6%
(Cost $498,445,347)		$663,964,203

WRITTEN OPTIONS — (0.0%)		Value
TOTAL WRITTEN OPTIONS — 0.0%
(Premiums Received $90,863)		$(72,290)

A list of the exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Amazon.com*	(173)	$(3,190,466)	$210	05/16/25	$(14,186)
Meta Platforms*	(72)	(3,952,800)	600	05/16/25	(58,104)
Total Written Options		$(7,143,266)			$(72,290)

Percentages are based on Net Assets of $666,361,682.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2025 was $12,382,035 which represents 1.9% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
APRIL 30, 2025 (Unaudited)

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

Cl — Class

DAC — Designated Activity Company

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

MTN — Medium Term Note

PLC — Public Limited Company

SOFRRATE— Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$383,973,283	$—	$—	$383,973,283
Corporate Obligations	—	116,754,508	—	116,754,508
U.S. Treasury Obligations	—	79,514,175	—	79,514,175
Mortgage-Backed Securities	—	42,977,198	—	42,977,198
Exchange-Traded Fund	13,613,040	—	—	13,613,040
Preferred Stock	1,975,400	—	—	1,975,400
Cash Equivalent	25,156,599	—	—	25,156,599
Total Investments in Securities	$424,718,322	$239,245,881	$—	$663,964,203

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(72,290)	$—	$—	$(72,290)
Total Other Financial Instruments	$(72,290)	$—	$—	$(72,290)

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%	Shares	Value
COMMUNICATION SERVICES — 12.6%
Live Nation Entertainment *	22,021	$2,916,681
Meta Platforms, Cl A	28,444	15,615,756
Netflix *	13,008	14,721,414
Spotify Technology *	7,221	4,433,550
		37,687,401
CONSUMER DISCRETIONARY — 11.7%
Amazon.com *	84,414	15,567,630
Chipotle Mexican Grill, Cl A *	152,046	7,681,364
MercadoLibre *	2,607	6,076,526
TJX	43,569	5,606,459
		34,931,979
CONSUMER STAPLES — 1.0%
Sprouts Farmers Market *	16,921	2,893,491

FINANCIALS — 16.4%
Ares Management, Cl A	17,503	2,669,733
Brown & Brown	83,162	9,197,717
Fiserv *	23,006	4,246,217
Goosehead Insurance, Cl A	31,193	3,032,272
Kinsale Capital Group	7,065	3,075,112
Mastercard, Cl A	18,790	10,298,047
S&P Global	21,329	10,665,567
Shift4 Payments, Cl A *	71,263	5,829,313
		49,013,978
HEALTH CARE — 12.5%
Boston Scientific *	74,363	7,649,722
Eli Lilly	12,625	11,349,244
HealthEquity *	62,257	5,336,670
Intuitive Surgical *	25,419	13,111,120
		37,446,756
INDUSTRIALS — 20.1%
Axon Enterprise *	5,998	3,678,573
Canadian Pacific Kansas City	28,468	2,063,076
Cintas	37,045	7,841,686
GE Vernova	9,064	3,361,112
General Electric	43,704	8,808,104
Howmet Aerospace	104,789	14,521,660
Quanta Services	27,394	8,017,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
TransDigm Group	8,263	$11,676,197
		59,968,358
INFORMATION TECHNOLOGY — 19.8%
Amphenol, Cl A	116,427	8,959,058
CyberArk Software *	14,621	5,148,931
Fair Isaac *	4,058	8,074,121
Gartner *	10,614	4,469,343
Microsoft	23,842	9,423,789
Monday.com *	14,744	4,142,916
NVIDIA	29,239	3,184,712
Palo Alto Networks *	47,077	8,800,104
Shopify, Cl A *	46,272	4,395,840
Snowflake, Cl A *	17,316	2,761,729
		59,360,543
MATERIALS — 1.5%
Sherwin-Williams	12,624	4,455,262

TOTAL COMMON STOCK
(Cost $181,739,082)		285,757,768

CASH EQUIVALENT — 4.4%
First American Government Obligations Fund, Cl X, 4.250% (A)	13,262,962	13,262,962

TOTAL CASH EQUIVALENT
(Cost $13,262,962)		13,262,962

TOTAL INVESTMENTS — 100.0%
(Cost $195,002,044)		$299,020,730

Percentages are based on Net Assets of $299,031,618.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2025.

Cl — Class

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%	Shares	Value
COMMUNICATION SERVICES — 1.0%
Comcast, Cl A	98,180	$3,357,756

CONSUMER DISCRETIONARY — 3.3%
Dick's Sporting Goods	31,033	5,826,135
TJX	44,201	5,687,785
		11,513,920
ENERGY — 9.0%
Enterprise Products Partners	543,549	16,252,115
ONEOK	115,286	9,471,898
Targa Resources	30,225	5,165,453
		30,889,466
FINANCIALS — 20.0%
Ares Management, Cl A	21,023	3,206,638
Arthur J Gallagher	13,622	4,368,439
Blackstone, Cl A	65,878	8,676,792
Blue Owl Capital, Cl A	293,043	5,430,087
Brookfield	157,953	8,477,338
Brookfield Asset Management, Cl A	41,092	2,191,436
Charles Schwab	117,520	9,566,128
CME Group, Cl A	41,834	11,591,365
Goldman Sachs Group	6,984	3,824,089
JPMorgan Chase	48,197	11,789,950
		69,122,262
HEALTH CARE — 22.4%
Abbott Laboratories	121,860	15,933,195
AbbVie	50,701	9,891,765
AstraZeneca PLC ADR	134,733	9,672,482
Cardinal Health	35,793	5,057,193
Elevance Health	32,009	13,462,345
Eli Lilly	16,771	15,076,290
Merck	41,949	3,574,055
Stryker	12,305	4,601,086
		77,268,411
INDUSTRIALS — 13.3%
Broadridge Financial Solutions	34,068	8,258,083
L3Harris Technologies	38,761	8,528,195
Parker-Hannifin	15,135	9,157,583
Rollins	71,761	4,099,706

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
RTX	34,259	$4,321,088
TransDigm Group	6,425	9,078,975
Waste Management	10,706	2,498,352
		45,941,982
INFORMATION TECHNOLOGY — 12.5%
Accenture PLC, Cl A	11,976	3,582,621
Apple	45,675	9,705,937
International Business Machines	31,107	7,522,295
Microchip Technology	48,365	2,228,659
Microsoft	45,031	17,798,953
Texas Instruments	14,242	2,279,432
		43,117,897
REAL ESTATE — 9.0%
American Tower, Cl A ‡	49,133	11,075,070
Equinix ‡	6,264	5,391,738
Iron Mountain ‡	56,823	5,095,318
Prologis ‡	43,577	4,453,569
VICI Properties, Cl A ‡	152,249	4,875,013
		30,890,708
UTILITIES — 4.6%
Brookfield Infrastructure Partners	109,577	3,288,406
Brookfield Renewable Partners	224,048	5,162,066
NextEra Energy	108,589	7,262,432
		15,712,904
TOTAL COMMON STOCK
(Cost $213,183,704)		327,815,306

CASH EQUIVALENT — 4.6%
First American Government Obligations Fund, Cl X, 4.250% (A)	15,706,960	15,706,960

TOTAL CASH EQUIVALENT
(Cost $15,706,960)		15,706,960

TOTAL INVESTMENTS — 99.7%
(Cost $228,890,664)		$343,522,266

Percentages are based on Net Assets of $344,496,652.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
APRIL 30, 2025 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%	Shares	Value
AUSTRALIA — 1.8%
BHP Group	516,016	$12,298,533

BRAZIL — 2.0%
MercadoLibre *	5,949	13,866,227

CANADA — 3.0%
Brookfield	247,662	13,292,020
Canadian National Railway	76,381	7,395,208
		20,687,228
CHINA — 7.6%
Alibaba Group Holding	698,000	10,421,162
Alibaba Group Holding ADR	49,946	5,965,051
Tencent Holdings	324,000	19,845,309
Trip.com Group	259,000	15,602,370
		51,833,892
DENMARK — 1.1%
Novo Nordisk, Cl B	107,372	7,179,060

FRANCE — 4.9%
Air Liquide	60,074	12,343,889
Airbus	67,533	11,459,704
Hermes International SCA	3,556	9,779,630
		33,583,223
GERMANY — 9.1%
Heidelberg Materials	135,534	27,095,045
SAP	23,584	6,900,406
Siemens	75,628	17,414,191
Symrise, Cl A	91,574	10,561,354
		61,970,996
HONG KONG — 1.5%
AIA Group	1,335,000	10,003,043

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDIA — 3.2%
HDFC Bank ADR	302,864	$22,015,184

IRELAND — 2.6%
ICON PLC *	50,556	7,656,201
Kerry Group PLC, Cl A	93,322	9,879,226
		17,535,427
ISRAEL — 2.6%
Check Point Software Technologies *	80,447	17,662,943

ITALY — 1.9%
Ferrari	28,053	12,842,109

JAPAN — 12.5%
FANUC	416,000	10,557,940
Kawasaki Heavy Industries	384,000	22,906,251
Mizuho Financial Group	380,000	9,501,001
Sony Group	582,000	15,354,788
Suzuki Motor	1,154,000	13,829,153
Tokio Marine Holdings	329,000	13,187,102
		85,336,235
MEXICO — 1.5%
Fomento Economico Mexicano ADR	100,282	10,560,697

NETHERLANDS — 1.6%
ASML Holding	16,572	11,093,985

NORWAY — 0.9%
Equinor	280,718	6,354,230

SINGAPORE — 2.7%
DBS Group Holdings	574,000	18,648,809

SPAIN — 5.2%
Amadeus IT Group	162,053	12,755,666
Banco Santander	3,189,592	22,457,451
		35,213,117

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
APRIL 30, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
SWEDEN — 1.7%
Assa Abloy, Cl B	384,165	$11,660,939

SWITZERLAND — 7.2%
Alcon	148,054	14,385,008
Chubb	46,164	13,206,597
Julius Baer Group	102,895	6,672,544
Novartis	129,775	14,801,787
		49,065,936
TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing ADR	100,597	16,768,514

UNITED KINGDOM — 19.1%
AstraZeneca PLC	100,911	14,457,119
BAE Systems PLC	814,623	18,885,019
Compass Group PLC	422,601	14,247,850
Diageo PLC	406,306	11,409,178
InterContinental Hotels Group PLC	117,197	12,506,022
Lloyds Banking Group PLC	18,472,744	18,148,986
London Stock Exchange Group PLC	148,513	23,125,075
Shell PLC	554,910	17,907,828
		130,687,077

TOTAL COMMON STOCK
(Cost $482,943,715)		656,867,404

CASH EQUIVALENT — 3.2%
First American Government Obligations Fund, Cl X, 4.250% (A)	22,018,112	22,018,112

TOTAL CASH EQUIVALENT
(Cost $22,018,112)		22,018,112

TOTAL INVESTMENTS — 99.4%
(Cost $504,961,827)		$678,885,516

Percentages are based on Net Assets of $682,978,505.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2025 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$12,298,533	$—	$12,298,533
Brazil	13,866,227	—	—	13,866,227
Canada	20,687,228	—	—	20,687,228
China	5,965,051	45,868,841	—	51,833,892
Denmark	—	7,179,060	—	7,179,060
France	—	33,583,223	—	33,583,223
Germany	—	61,970,996	—	61,970,996
Hong Kong	—	10,003,043	—	10,003,043
India	22,015,184	—	—	22,015,184
Ireland	7,656,201	9,879,226	—	17,535,427
Israel	17,662,943	—	—	17,662,943
Italy	—	12,842,109	—	12,842,109
Japan	—	85,336,235	—	85,336,235
Mexico	10,560,697	—	—	10,560,697
Netherlands	—	11,093,985	—	11,093,985
Norway	—	6,354,230	—	6,354,230
Singapore	—	18,648,809	—	18,648,809
Spain	—	35,213,117	—	35,213,117
Sweden	—	11,660,939	—	11,660,939
Switzerland	13,206,597	35,859,339	—	49,065,936
Taiwan	16,768,514	—	—	16,768,514
United Kingdom	—	130,687,077	—	130,687,077
Total Common Stock	128,388,642	528,478,762	—	656,867,404
Cash Equivalent	22,018,112	—	—	22,018,112
Total Investments in Securities	$150,406,754	$528,478,762	$—	$678,885,516

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Assets:
Investments at Value (Cost $777,902,118, $551,574,979 and $498,445,347, respectively)	$1,597,427,903	$820,256,958	$663,964,203
Dividends and Interest Receivable	483,061	90,129	2,609,351
Receivable for Capital Shares Sold	133,643	138,985	188,440
Cash Collateral Held at Prime Broker for Written Options	–	–	156,707
Reclaim Receivable	36,581	3,978	199,831
Prepaid Expenses	24,252	12,967	14,007
Total Assets	1,598,105,440	820,503,017	667,132,539
Liabilities:
Written Options, at value (Premiums Received $—, $— and $90,863, respectively)	–	–	72,290
Payable for Capital Shares Redeemed	535,832	643,289	310,202
Payable Due to Adviser	832,997	485,895	324,539
Payable Due to Administrator	58,115	29,288	24,451
Payable to Custodian	18,091	8,904	6,635
Chief Compliance Officer Fees Payable	4,611	3,083	1,434
Other Accrued Expenses	22,820	23,598	31,306
Total Liabilities	1,472,466	1,194,057	770,857
Net Assets	$1,596,632,974	$819,308,960	$666,361,682
Net Assets Consist of:
Paid-in Capital	$668,956,663	$531,499,432	$476,072,687
Total Distributable Earnings	927,676,311	287,809,528	190,288,995
Net Assets	$1,596,632,974	$819,308,960	$666,361,682
Institutional Class Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	54,472,088	44,403,393	43,098,259
Net Asset Value, Offering and Redemption Price Per Share	$29.31	$18.45	$15.46

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Assets:
Investments at Value (Cost $195,002,044, $228,890,664 and $504,961,827, respectively)	$299,020,730	$343,522,266	$678,885,516
Foreign Currency at Value (Cost $–, $– and $142,667, respectively)	–	–	142,369
Receivable for Capital Shares Sold	168,830	625,306	1,060,178
Dividends and Interest Receivable	94,771	602,127	2,563,539
Reclaim Receivable	–	11,157	827,288
Prepaid Expenses	15,830	22,907	11,918
Total Assets	299,300,161	344,783,763	683,490,808
Liabilities:
Payable for Capital Shares Redeemed	44,253	31,783	6,993
Payable Due to Adviser	191,795	219,724	435,026
Payable Due to Administrator	10,574	12,416	23,532
Payable to Custodian	2,682	3,067	40,662
Chief Compliance Officer Fees Payable	82	220	1,178
Other Accrued Expenses	19,157	19,901	4,912
Total Liabilities	268,543	287,111	512,303
Net Assets	$299,031,618	$344,496,652	$682,978,505
Net Assets Consist of:
Paid-in Capital	$190,509,718	$232,083,554	$557,545,477
Total Distributable Earnings	108,521,900	112,413,098	125,433,028
Net Assets	$299,031,618	$344,496,652	$682,978,505
Institutional Class Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,193,593	6,011,917	47,605,446
Net Asset Value, Offering and Redemption Price Per Share	$36.50	$57.30	$14.35

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Investment Income:
Dividends	$10,813,819	$2,417,526	$4,582,027
Interest	—	—	5,749,159
Less: Foreign Taxes Withheld	—	(7,736)	(21,572)
Total Investment Income	10,813,819	2,409,790	10,309,614
Expenses:
Investment Advisory Fees	5,532,780	3,270,771	2,069,096
Administration Fees	378,186	192,339	152,142
Trustees' Fees	24,187	12,235	9,643
Chief Compliance Officer Fees	6,047	3,109	2,511
Custodian Fees	36,446	18,293	16,067
Transfer Agent Fees	34,618	24,772	22,885
Printing Fees	25,926	12,782	9,998
Legal Fees	22,428	11,406	8,957
Registration and Filing Fees	13,977	14,298	14,653
Audit Fees	12,558	13,019	14,400
Interest Expense	—	—	892
Other Expenses	28,950	15,513	14,493
Total Expenses	6,116,103	3,588,537	2,335,737
Less:
Fees Paid Indirectly (Note 4)	(17,407)	(7,404)	(6,140)
Net Expenses	6,098,696	3,581,133	2,329,597
Net Investment Income (Loss)	4,715,123	(1,171,343)	7,980,017
Net Realized Gain on:
Investments	108,028,220	22,004,468	20,360,662
Written Options	—	—	707,147
Net Realized Gain	108,028,220	22,004,468	21,067,809
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(175,925,292)	(58,051,113)	(32,259,068)
Written Options	—	—	(118,724)
Net Change in Unrealized Appreciation (Depreciation)	(175,925,292)	(58,051,113)	(32,377,792)
Net Realized and Unrealized Gain (Loss)	(67,897,072)	(36,046,645)	(11,309,983)
Net Decrease in Net Assets Resulting from Operations	$(63,181,949)	$(37,217,988)	$(3,329,966)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Investment Income:
Dividends	$342,943	$3,776,259	$7,475,490
Less: Foreign Taxes Withheld	—	(38,438)	(572,634)
Total Investment Income	342,943	3,737,821	6,902,856
Expenses:
Investment Advisory Fees	1,279,183	1,418,811	2,541,284
Administration Fees	68,806	78,241	112,831
Trustees' Fees	4,334	4,889	8,434
Chief Compliance Officer Fees	1,376	1,497	2,233
Transfer Agent Fees	17,824	18,263	21,445
Registration and Filing Fees	15,909	13,544	13,758
Audit Fees	13,342	13,281	14,586
Custodian Fees	6,427	7,337	73,934
Printing Fees	4,583	5,130	8,735
Legal Fees	4,049	4,559	7,825
Interest Expense	—	—	2,264
Other Expenses	5,843	6,493	10,646
Total Expenses	1,421,676	1,572,045	2,817,975
Less:
Fees Paid Indirectly (Note 4)	(12,716)	(10,047)	(4,243)
Net Expenses	1,408,960	1,561,998	2,813,732
Net Investment Income (Loss)	(1,066,017)	2,175,823	4,089,124
Net Realized Gain (Loss) on:
Investments	14,146,749	15,720,384	(17,849,102)
Foreign Currency Transactions	—	—	(169,369)
Net Realized Gain (Loss)	14,146,749	15,720,384	(18,018,471)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(31,441,433)	(30,761,486)	76,199,802
Foreign Currency Translation	—	—	109,611
Net Change in Unrealized Appreciation (Depreciation)	(31,441,433)	(30,761,486)	76,309,413
Net Realized and Unrealized Gain (Loss)	(17,294,684)	(15,041,102)	58,290,942
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,360,701)	$(12,865,279)	$62,380,066

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Disciplined Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,715,123	$11,539,633
Net Realized Gain	108,028,220	96,254,145
Net Change in Unrealized Appreciation (Depreciation)	(175,925,292)	347,660,427
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,181,949)	455,454,205
Distributions:
Institutional Class Shares	(107,002,588)	(72,698,157)
Total Distributions	(107,002,588)	(72,698,157)
Capital Share Transactions:
Institutional Class Shares
Issued	40,480,489	92,491,982
Reinvestment of Dividends and Distributions	96,618,428	64,763,273
Redeemed	(135,165,077)	(190,446,763)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,933,840	(33,191,508)
Total Increase (Decrease) in Net Assets	(168,250,697)	349,564,540

Net Assets:
Beginning of Period	1,764,883,671	1,415,319,131
End of Period	$1,596,632,974	$1,764,883,671

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Mid Cap Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Loss	$(1,171,343)	$(978,310)
Net Realized Gain	22,004,468	52,989,825
Net Change in Unrealized Appreciation (Depreciation)	(58,051,113)	155,336,262
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,217,988)	207,347,777
Distributions:
Institutional Class Shares	(52,927,441)	(33,487,714)
Total Distributions	(52,927,441)	(33,487,714)
Capital Share Transactions:
Institutional Class Shares
Issued	56,272,546	87,063,354
Reinvestment of Dividends and Distributions	49,458,700	31,226,156
Redeemed	(77,758,345)	(85,128,239)
Net Increase in Net Assets from Capital Share Transactions	27,972,901	33,161,271
Total Increase (Decrease) in Net Assets	(62,172,528)	207,021,334

Net Assets:
Beginning of Period	881,481,488	674,460,154
End of Period	$819,308,960	$881,481,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Income Opportunities Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$7,980,017	$16,421,661
Net Realized Gain	21,067,809	23,598,554
Net Change in Unrealized Appreciation (Depreciation)	(32,377,792)	89,627,538
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,329,966)	129,647,753
Distributions:
Institutional Class Shares	(27,869,505)	(16,056,676)
Total Distributions	(27,869,505)	(16,056,676)
Capital Share Transactions:
Institutional Class Shares
Issued	23,906,225	67,390,064
Reinvestment of Dividends and Distributions	23,306,811	8,953,229
Redeemed	(49,469,715)	(93,892,149)
Net Decrease in Net Assets from Capital Share Transactions	(2,256,679)	(17,548,856)
Total Increase (Decrease) in Net Assets	(33,456,150)	96,042,221

Net Assets:
Beginning of Period	699,817,832	603,775,611
End of Period	$666,361,682	$699,817,832

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas All Cap Growth Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Loss	$(1,066,017)	$(364,898)
Net Realized Gain	14,146,749	20,991,792
Net Change in Unrealized Appreciation (Depreciation)	(31,441,433)	72,696,231
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,360,701)	93,323,125
Distributions:
Institutional Class Shares	(28,805,043)	(2,617,322)
Total Distributions	(28,805,043)	(2,617,322)
Capital Share Transactions:
Institutional Class Shares
Issued	32,845,856	63,399,895
Reinvestment of Dividends and Distributions	28,198,948	2,589,389
Redeemed	(26,395,858)	(31,752,595)
Net Increase in Net Assets from Capital Share Transactions	34,648,946	34,236,689
Total Increase (Decrease) in Net Assets	(12,516,798)	124,942,492

Net Assets:
Beginning of Period	311,548,416	186,605,924
End of Period	$299,031,618	$311,548,416

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Equity Income Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,175,823	$4,955,533
Net Realized Gain	15,720,384	3,507,280
Net Change in Unrealized Appreciation (Depreciation)	(30,761,486)	91,425,252
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,865,279)	99,888,065
Distributions:
Institutional Shares	(19,155,700)	(4,323,383)
Total Distributions	(19,155,700)	(4,323,383)
Capital Share Transactions:
Institutional Shares
Issued	31,235,752	40,169,561
Reinvestment of Dividends and Distributions	16,781,667	3,756,923
Redeemed	(27,071,184)	(62,916,079)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	20,946,235	(18,989,595)
Total Increase (Decrease) in Net Assets	(11,074,744)	76,575,087

Net Assets:
Beginning of Period	355,571,396	278,996,309
End of Period	$344,496,652	$355,571,396

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas International Growth Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,089,124	$7,207,020
Net Realized Loss	(18,018,471)	(9,043,773)
Net Change in Unrealized Appreciation (Depreciation)	76,309,413	96,196,094
Net Increase in Net Assets Resulting from Operations	62,380,066	94,359,341
Distributions:
Institutional Class Shares	(6,792,480)	(6,353,603)
Total Distributions	(6,792,480)	(6,353,603)
Capital Share Transactions:
Institutional Class Shares
Issued	74,118,039	102,932,370
Reinvestment of Dividends and Distributions	5,224,866	4,878,254
Redemption Fees (See Note 2)	–	83,431
Redeemed	(66,098,711)	(74,591,955)
Net Increase in Net Assets from Capital Share Transactions	13,244,194	33,302,100
Total Increase in Net Assets	68,831,780	121,307,838

Net Assets:
Beginning of Period	614,146,725	492,838,887
End of Period	$682,978,505	$614,146,725

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months
	Ended April 30,
	2025		Year Ended October 31,
Institutional Class Shares	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/Year	$32.44		$25.56	$25.18	$32.36	$23.69	$21.81
Income (Loss) from Investment Operations:
Net Investment Income*	0.09		0.21	0.24	0.20	0.15	0.17
Net Realized and Unrealized Gain (Loss)	(1.24)		7.99	1.13	(5.18)	9.19	2.18
Total from Investment Operations	(1.15)		8.20	1.37	(4.98)	9.34	2.35

Dividends and Distributions:
Net Investment Income	(0.19)		(0.25)	(0.22)	(0.15)	(0.16)	(0.18)
Net Realized Gains	(1.79)		(1.07)	(0.77)	(2.05)	(0.51)	(0.29)
Total Dividends and Distributions	(1.98)		(1.32)	(0.99)	(2.20)	(0.67)	(0.47)
Net Asset Value, End of Period/Year	$29.31		$32.44	$25.56	$25.18	$32.36	$23.69
Total Return †	(3.94)%		32.94%	5.73%	(16.61)%	40.11%	10.89%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$1,596,633		$1,764,884	$1,415,319	$1,449,826	$1,811,974	$1,319,591
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.71	%**	0.72%	0.72%	0.72%	0.72%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.71	%**	0.72%	0.72%	0.72%	0.72%	0.74%
Ratio of Net Investment Income to Average Net Assets	0.55	%**	0.69%	0.91%	0.72%	0.54%	0.74%
Portfolio Turnover Rate	8	%***	14%	10%	13%	19%	19%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months
	Ended April 30,
	2025		Year Ended October 31,
Institutional Class Shares	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/ Year	$20.47		$16.33	$16.78	$23.66	$17.34	$16.27
Income (Loss) from Investment Operations:
Net Investment Loss*	(0.03)		(0.02)	–	(0.05)	(0.09)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.75)		4.97	(0.19)	(4.55)	6.91	1.09
Total from Investment Operations	(0.78)		4.95	(0.19)	(4.60)	6.82	1.07

Dividends and Distributions:
Net Realized Gains	(1.24)		(0.81)	(0.26)	(2.28)	(0.50)	–
Total Dividends and Distributions	(1.24)		(0.81)	(0.26)	(2.28)	(0.50)	–
Net Asset Value, End of Period/Year	$18.45		$20.47	$16.33	$16.78	$23.66	$17.34
Total Return †	(4.23)%		30.85%	(1.15)%	(21.53)%	39.86%	6.58%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$819,309		$881,481	$674,460	$681,656	$950,136	$714,895
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.82	%**	0.83%	0.83%	0.83%	0.83%	0.84%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.82	%**	0.83%	0.83%	0.83%	0.83%	0.84%
Ratio of Net Investment Loss to Average Net Assets	(0.27	)%**	(0.12)%	(0.03)%	(0.27)%	(0.41)%	(0.14)%
Portfolio Turnover Rate	9	%***	20%	32%	20%	26%	25%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months
	Ended April 30,
	2025		Year Ended October 31,
Institutional Class Shares	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/ Year	$16.18		$13.61	$13.31	$15.81	$12.72	$12.38
Income (Loss) from Investment Operations:
Net Investment Income*	0.18		0.37	0.34	0.29	0.26	0.26
Net Realized and Unrealized Gain (Loss)	(0.26)		2.57	0.29	(2.15)	3.09	0.35
Total from Investment Operations	(0.08)		2.94	0.63	(1.86)	3.35	0.61

Dividends and Distributions:
Net Investment Income	(0.11)		(0.37)	(0.33)	(0.30)	(0.26)	(0.27)
Net Realized Gains	(0.53)		–	–	(0.34)	–	–
Total Dividends and Distributions	(0.64)		(0.37)	(0.33)	(0.64)	(0.26)	(0.27)
Net Asset Value, End of Period/Year	$15.46		$16.18	$13.61	$13.31	$15.81	$12.72
Total Return †	(0.53)%		21.70%	4.69%	(12.21)%	26.51%	5.07%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$666,362		$699,818	$603,776	$609,294	$672,173	$508,104
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.67	%**	0.68%	0.69%	0.69%	0.68%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.67	%**	0.68%	0.69%	0.69%	0.68%	0.69%
Ratio of Net Investment Income to Average Net Assets	2.31	%**	2.42%	2.41%	1.98%	1.78%	2.06%
Portfolio Turnover Rate	12	%***	19%	28%	20%	19%	21%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period or Year

	Six Months
	Ended April 30,
	2025		Year Ended October 31,
Institutional Class Shares	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/ Year	$42.37		$28.87	$28.63	$43.08	$33.85	$30.40
Income (Loss) from Investment Operations:
Net Investment Loss*	(0.13)		(0.05)	(0.03)	(0.02)	(0.14)	(0.20)
Net Realized and Unrealized Gain (Loss)	(1.95)		13.95	2.05	(10.02)	12.12	6.59
Total from Investment Operations	(2.08)		13.90	2.02	(10.04)	11.98	6.39

Dividends and Distributions:
Net Investment Income	(1.00)		–	–	–	–	–
Net Realized Gains	(2.79)		(0.40)	(1.78)	(4.41)	(2.75)	(2.94)
Total Dividends and Distributions	(3.79)		(0.40)	(1.78)	(4.41)	(2.75)	(2.94)
Net Asset Value, End of Period/Year	$36.50		$42.37	$28.87	$28.63	$43.08	$33.85
Total Return †	(5.42)%		48.49%	7.78%	(26.01)%	37.35%	22.71%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$299,032		$311,548	$186,606	$203,007	$312,119	$210,258
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.90	%**	0.92%	0.92%	0.92%	0.96%‡	1.10%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.90	%**	0.92%	0.92%	0.92%	0.92%	0.94%
Ratio of Net Investment Loss to Average Net Assets	(0.68	)%**	(0.14)%	(0.12)%	(0.07)%	(0.37)%	(0.66)%
Portfolio Turnover Rate	45	%***	46%	44%	57%	66%	49%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
**	Annualized
***	Not Annualized
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months
	Ended April 30,
	2025		Year Ended October 31,
Institutional Class Shares	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/ Year	$62.71		$46.15	$48.27	$58.99	$43.35	$43.60
Income (Loss) from Investment Operations:
Net Investment Income*	0.37		0.87	1.03	0.78	0.42	0.32
Net Realized and Unrealized Gain (Loss)	(2.45)		16.46	(1.51)	(7.52)	18.46	1.19
Total from Investment Operations	(2.08)		17.33	(0.48)	(6.74)	18.88	1.51

Dividends and Distributions:
Net Investment Income	(2.85)		(0.77)	(0.83)	(0.89)	(0.71)	(0.48)
Net Realized Gains	(0.48)		–	(0.68)	(3.09)	(2.53)	(1.28)
Return of Capital	–		–	(0.13)	–	–	–
Total Dividends and Distributions	(3.33)		(0.77)	(1.64)	(3.98)	(3.24)	(1.76)
Net Asset Value, End of Period/Year	$57.30		$62.71	$46.15	$48.27	$58.99	$43.35
Total Return †	(3.47)%		37.70%	(1.03)%	(12.16)%	45.57%	3.45%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$344,497		$355,571	$278,996	$309,495	$220,298	$133,560
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.88	%**	0.89%	0.90%	0.90%	0.95%‡	1.10%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.88	%**	0.89%	0.90%	0.90%	0.91%	0.94%
Ratio of Net Investment Income to Average Net Assets	1.23	%**	1.54%	2.13%	1.51%	0.81%	0.74%
Portfolio Turnover Rate	17	%***	17%	27%	23%	30%	30%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
**	Annualized
***	Not Annualized
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months
	Ended April 30,
	2025		Year Ended October 31,
Institutional Class Shares	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period/ Year	$13.14		$11.18	$9.85	$13.34	$10.66	$10.38
Income (Loss) from Investment Operations:
Net Investment Income*	0.09		0.16	0.16	0.17	0.07	0.06
Net Realized and Unrealized Gain (Loss)	1.27		1.94	1.34	(3.41)	2.64	0.24
Total from Investment Operations	1.36		2.10	1.50	(3.24)	2.71	0.30

Dividends and Distributions:
Net Investment Income	(0.15)		(0.14)	(0.17)	(0.04)	(0.03)	(0.01)
Net Realized Gains	–		–	–	(0.21)	–	(0.01)
Total Dividends and Distributions	(0.15)		(0.14)	(0.17)	(0.25)	(0.03)	(0.02)
Net Asset Value, End of Period/Year	$14.35		$13.14	$11.18	$9.85	$13.34	$10.66
Total Return †	10.46%		18.89%	15.22%	(24.69)%	25.46%	2.81%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$682,979		$614,147	$492,839	$333,970	$415,395	$197,524
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.91	%**	0.92%	0.94%	0.94%	0.94%	1.12%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.91	%**	0.92%	0.94%	0.94%	0.94%	1.07%
Ratio of Net Investment Income to Average Net Assets	1.32	%**	1.23%	1.38%	1.44%	0.53%	0.60%
Portfolio Turnover Rate	12	%***	12%	13%	14%	13%	10%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 27 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), CIBC Atlas Equity Income Fund (the “Equity Income Fund”), and the CIBC Atlas International Growth Fund (the “International Growth Fund”), (each a “Fund” and collectively the “Funds”). Each Fund except for the CIBC Atlas Disciplined Equity Fund, is classified as a “diversified” investment company under the 1940 Act. The CIBC Atlas Disciplined Equity Fund is classified as a “non -diversified” fund. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The investment objective of the International Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”) of foreign issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third- party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a -5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2025, there were no securities which were fair valued by the Committee.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confident interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held. Such securities are classified as Level 2 in the fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2025, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Written/Purchased Options — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the written or purchased option. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

For the six months ended April 30, 2025, the average quarterly balances for written options were as follows:

Average Market Value Balance Short for Written Options:	$(78,156)

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written options are reported on the Statement of Operations as net realized gain or loss on written options and net change in unrealized depreciation or appreciation on written options. Written options transactions entered into during the six months ended April 30, 2025, are subject to equity risk. See note 8.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector. MLPs generally have two classes of owners, the general partner and limited partners.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The International Growth Fund imposes a 1.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase (subject to certain exceptions as disclosed in the Fund’s prospectus). For the six months ended April 30, 2025, the Fund did not collect any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2025, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth Fund incurred $378,186, $192,339, $152,142, $68,806, $78,241 and $112,831 respectively, for these services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. For the six months ended April 30, 2025, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund, Equity Income Fund and International Growth Fund earned credits of $17,407, $7,404, $6,140, $12,716, $10,047 and $4,243, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $ 2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund, 0.80% of the average daily net assets of the Equity Income Fund and 0.82% of the average daily net assets of the International Growth Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10%, 1.10%, and 1.21% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively, until February 28, 2026. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the six months ended April 30, 2025. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the All Cap Growth Fund and Equity Income Fund) prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2025, there are no previously waived fees that are eligible to be recaptured from the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

6. Capital Share Transactions:

	Disciplined Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	1,284,864	40,480,489	3,137,195	92,491,982
Reinvestment of Dividends and Distributions	3,051,057	96,618,428	2,327,103	64,763,273
Redeemed	(4,261,116)	(135,165,077)	(6,430,681)	(190,446,763)
Net Increase/(Decrease) in Shares Outstanding from Share Transactions	74,805	1,933,840	(966,383)	(33,191,508)

	Mid Cap Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	2,834,769	56,272,546	4,461,202	87,063,354
Reinvestment of Dividends and Distributions	2,499,176	49,458,700	1,681,538	31,226,156
Redeemed	(3,988,338)	(77,758,345)	(4,383,312)	(85,128,239)
Net Increase in Shares Outstanding from Share Transactions	1,345,607	27,972,901	1,759,428	33,161,271

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

	Income Opportunities Fund
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	1,506,655	23,906,225	4,380,692	67,390,064
Reinvestment of Dividends and Distributions	1,470,270	23,306,811	575,402	8,953,229
Redeemed	(3,124,603)	(49,469,715)	(6,073,413)	(93,892,149)
Net Decrease in Shares Outstanding from Share Transactions	(147,678)	(2,256,679)	(1,117,319)	(17,548,856)

	All Cap Growth Fund
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	814,269	32,845,856	1,641,487	63,399,895
Reinvestment of Dividends and Distributions	715,091	28,198,948	75,295	2,589,389
Redeemed	(689,326)	(26,395,858)	(827,663)	(31,752,595)
Net Increase in Shares Outstanding from Share Transactions	840,034	34,648,946	889,119	34,236,689

	Equity Income Fund
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	515,365	31,235,752	693,066	40,169,561
Reinvestment of Dividends and Distributions	282,544	16,781,667	65,178	3,756,923
Redeemed	(456,108)	(27,071,184)	(1,133,901)	(62,916,079)
Net Increase/(Decrease) in Shares Outstanding from Share Transactions	341,801	20,946,235	(375,657)	(18,989,595)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

	International Growth Fund
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares Issued	5,374,322	74,118,039	8,089,258	102,932,370
Reinvestment of Dividends and Distributions	405,343	5,224,866	394,362	4,878,254
Redeemed	(4,895,742)	(66,098,711)	(5,839,252)	(74,508,524)
Net Increase in Shares Outstanding from Share Transactions	883,923	13,244,194	2,644,368	33,302,100

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2025, are as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Disciplined Equity Fund	$134,729,548	$261,251,359	$–	$–
Mid Cap Equity Fund	79,857,269	108,981,456	–	–
Income Opportunities Fund	81,028,952	117,533,958	–	3,071,348
All Cap Growth Fund	136,645,254	138,817,922	–	–
Equity Income Fund	58,417,028	58,365,044	–	–
International Growth Fund	71,841,223	76,526,140	–	–

8. Derivative Transactions:

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2025 was as follows:

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Income Opportunities Fund
Equity contracts	Investments, at value	$–	Equity contracts	Written Options, at value	$72,290
Total Derivatives not accounted for as hedging instruments		$–			$72,290

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2025:

Amount of realized gain or (loss) on derivatives recognized in income:

Written Options
Income Opportunities Fund Equity contracts	$707,147

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Written Options
Income Opportunities Fund Equity contracts	$(118,724)

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to foreign currency gain/(loss), REITs capital gain, paydown gain/(loss), net operating losses, reclassification of distributions, investments in PFICs, perpetual bond adjustments and partnership investments.

The tax character of dividends and distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Disciplined Equity Fund
2024	$13,864,925	$58,833,232	$–	$72,698,157
2023	12,874,032	43,883,427	–	56,757,459
Mid Cap Equity Fund
2024	–	33,487,714	–	33,487,714
2023	–	10,361,737	–	10,361,737
Income Opportunities Fund
2024	16,056,676	–	–	16,056,676
2023	14,500,190	–	–	14,500,190
All Cap Growth Fund
2024	653	2,616,669	–	2,617,322
2023	–	11,625,315	–	11,625,315
Equity Income Fund
2024	4,323,383	–	–	4,323,383
2023	5,202,910	4,229,283	805,582	10,237,775
International Growth Fund
2024	6,353,603	–	–	6,353,603
2023	5,493,762	–	–	5,493,762

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Disciplined Equity Fund	$7,861,195	$96,204,475	$—	$—	$993,795,177	$1	$1,097,860,848
Mid Cap Equity Fund	—	52,923,407	(1,313,270)	—	326,344,600	220	377,954,957
Income Opportunities Fund	4,094,469	20,058,047	—	—	197,335,947	3	221,488,466
All Cap Growth Fund	7,942,212	20,861,858	—	—	126,883,578	(4)	155,687,644
Equity Income Fund	12,554,405	2,729,535	—	—	129,150,207	(70)	144,434,077
International Growth Fund	6,756,685	—	—	(33,903,497)	96,992,252	2	69,845,442

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2024 through October 31, 2024. The funds can elect to treat them as arising in the first date of the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
International Growth Fund	$15,666,333	$18,237,164	$33,903,497

During the year ended October 31, 2024, the Income Opportunities Fund and Equity Income Fund utilized $469,460 and $3,081,459, respectively, of short-term capital loss carryforwards to offset capital gains.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales, investment in Partnerships, PFIC and perpetual bonds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Disciplined Equity Fund	$777,902,118	$829,594,973	$(10,069,188)	$819,525,785
Mid Cap Equity Fund	551,963,471	305,854,451	(37,560,964)	268,293,487
Income Opportunities Fund	498,445,347	176,440,193	(10,921,337)	165,518,856
All Cap Growth Fund	195,002,044	107,725,985	(3,707,299)	104,018,686
Equity Income Fund	228,890,664	118,417,776	(3,786,174)	114,631,602
International Growth Fund	504,961,827	193,881,871	(19,958,182)	173,923,689

10. Concentration of Risk:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders' investments in the Funds are set forth below.

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Foreign Securities Risk (Disciplined Equity Fund) — The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Small- and Mid-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and midsized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stock Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Management Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Convertible Securities Risk (Mid Cap Equity Fund, Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles.

Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such as ETFs and closed end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Large- Capitalization Company Risk (Disciplined Equity, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

REIT Risk (Equity Income Fund, International Growth Fund) — REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs may concentrate their investments in specific geographic areas or in specific property types, and are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes and losses from casualty or condemnation; and other factors outside the control of the issuer of the security.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Foreign Issuer Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in foreign issuers, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign issuers are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Foreign Company Risk (Mid Cap Equity Fund, Income Opportunities Fund) — Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Mid-Capitalization Company Risk (Mid Cap Equity Fund) — The mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, the mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro -Capitalization Company Risk (All Cap Growth Fund and Equity Income Fund) — Micro -capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro- capitalization companies may be less financially secure than large- , mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Sector Focus Risk (Equity Income Fund) — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Information Technology Sector Risk (Equity Income Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Financials Sector Risk (Equity Income Fund) — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

American Depositary Receipts Risk (International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Non-Diversified Risk (Disciplined Equity Fund) – The Fund is non- diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11. Line of Credit:

The Funds entered into an agreement on July 29, 2024, which enables them to participate in a $30 million uncommitted revolving line of credit with the Custodian. The agreement expires on July 28, 2025. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. For the six months ended April 30, 2025, the International Growth Fund had average borrowings of $434,600 over a period of 2.5 days at a weighted average interest rate of 4.562%. Interest accrued on the borrowings was $255. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. As of April 30, 2025, there were no borrowings outstanding in the Funds.

12. Concentration of Shareholders:

At April 30, 2025, the percentage of total shares outstanding held by shareholders owning 10% or greater for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Disciplined Equity Fund	4	88%
Mid Cap Equity Fund	4	91%
Income Opportunities Fund	5	98%
All Cap Growth Fund	2	90%
Equity Income Fund	2	84%

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

	No. of Shareholders	% Ownership
International Growth Fund	5	99%

13. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

15. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2025 (Unaudited)

Other Information (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On December 16, 2024, the Board approved the change in the Disciplined Equity Fund’s classification under 1940 Act, as amended, from “diversified” to “non-diversified” and to eliminate the Disciplined Equity Fund’s related fundamental investment policy, subject to shareholder approval. At a Special Meeting of Shareholders on February 21, 2025, Disciplined Equity Fund shareholders approved the change in diversification. The results of votes taken among shareholders on the proposal before them are reported below.

	Shares Voted	% of Shares Voted	% of Shares Outstanding
For	41,750,240	99.56%	77.42%
Against	167,113	0.40%	0.31%
Abstain	18,402	0.04%	0.03%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

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CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

181 West Madison Street, 36th Floor

Chicago, IL 60602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

 Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025